UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21411

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Floating-Rate Trust (EFR)

Annual Report

October 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report October 31, 2017

Eaton Vance

Senior Floating-Rate Trust

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Report of Independent Registered Public Accounting Firm	47

Federal Tax Information	48

Annual Meeting of Shareholders	49

Dividend Reinvestment Plan	50

Management and Organization	52

Important Notices	55

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The U.S. floating-rate loan market experienced a positive return and limited price volatility for the 12-month period ended October 31, 2017, with the S&P/LSTA Leveraged Loan Index (the Index),2 a broad barometer of the U.S. loan market, returning 5.06%. For the period as a whole, performance was composed almost entirely of income payments, with only a small contribution from loan price appreciation.

As the period opened, capital markets in general experienced volatility following the outcome of the U.S. presidential election. In particular, many fixed-income markets experienced falling prices alongside rising interest rates, as market participants focused on the potential for a Trump Administration to spur higher economic growth and inflation by lowering taxes and reducing regulation. By contrast, the loan market was helped by increasing investor demand for floating-rate securities amid growing expectations for rising short-term interest rates. As the period carried on, the U.S. Federal Reserve Board (the Fed) followed through with its pledge to tighten financial conditions, with short-term rate hikes in December 2016, and March and June 2017. As a result, loans benefited from investor demand throughout the period.

Amid strong demand, issuance of new loans was robust throughout the period. Growth in overall loan supply, however, was limited by repayments and refinancing of existing loans. Refinancing in general delivered a recycling of existing loans at lower overall spreads to U.S. Treasurys. While tightening loan spreads throughout the period hurt some of the asset class’ income generating power, rising interest rates on new loan issuance provided a significant offset. Loan price changes, on the other hand, were relatively stable, with the majority of loans beginning and ending the fiscal year near their par value (issuance price). Approximately 85% of performing loans ended the period bid at 98% of their par value or higher.

With the U.S. economy continuing its low-growth recovery throughout the period, health in corporate fundamentals continued to reflect relatively benign conditions. As a result, the loan market’s default rate remained low from a historical perspective, finishing the period near a 20-month low and running at approximately half its long-term average.

Fund Performance

For the fiscal year ended October 31, 2017, Eaton Vance Senior Floating-Rate Trust (the Fund) had a total return of 8.54% at net asset value (NAV). By comparison, the Fund’s benchmark, the Index, returned 5.06% for the period. The Index is unmanaged and returns do not reflect the effect of any applicable sales charges, commissions, expenses or leverage. Outperformance of the Fund versus the Index for the period was a function of the Fund’s credit rating8 positioning, diversification and loan selection, the inclusion of an allocation to high-yield bonds and the application of investment leverage.6

The Fund has historically tended to maintain underweight exposures, relative to the Index, to lower rated credit segments of the market, namely the CCC- and D- (defaulted) ratings tiers within the Index. This strategy may help the Fund experience limited credit losses over the long run, but it may detract from relative performance versus the Index in times when lower-quality loans perform well. For the period, the Fund held overweight positions in the BB- and B-rated segments of the Index, which returned 3.97% and 5.13%, respectively. The Fund maintained underweights to CCC- and D-rated segments of the Index, which returned 15.22% and 9.94%, respectively. As a result, the Fund’s positioning in higher-quality loans detracted from performance versus the Index during the period.

Security selection overall aided Fund performance versus the Index, with loan picks in the Fund outpacing those within the Index at large. On the sector level, the period was notable for weakness in the retailers (excluding food and drugs) sector of the loan market, which suffered a negative return on challenging business results and investors’ seemingly increasing aversion to the space. The Fund’s underweight exposure to retailers (excluding food and drugs) was therefore a contributor to relative results versus the Index. Elsewhere, the Fund’s overweight exposure to food/drug retailers versus the Index was a detractor, as this area also experienced weakness.

The Fund’s out-of-Index holdings in high-yield bonds also contributed to Fund performance versus the Index, as the high-yield asset class outperformed loans during the period. In a similar vein, the Fund’s employment of leverage contributed to performance versus the Index as well. Utilization of leverage was helpful in that it enhanced the positive return of the Fund’s underlying portfolio. The Index is unlevered.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Performance2,3

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Peter M. Campo, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/28/2003	8.54%	6.24%	5.82%
Fund at Market Price	—	9.04	4.48	6.35
S&P/LSTA Leveraged Loan Index	—	5.06%	4.15%	4.68%

% Premium/Discount to NAV[4]
				–4.34%

Distributions[5]
Total Distributions per share for the period				$0.873
Distribution Rate at NAV				5.44%
Distribution Rate at Market Price				5.69%

% Total Leverage[6]
Auction Preferred Shares (APS)				11.21%
Borrowings				23.27

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Fund Profile

Top 10 Issuers (% of total investments)7

Valeant Pharmaceuticals International, Inc.	1.2%

Reynolds Group Holdings, Inc.	1.2

Univision Communications, Inc.	1.0

TransDigm, Inc.	1.0

Asurion, LLC	1.0

Virgin Media Investment Holdings Limited	0.9

Envision Healthcare Corporation	0.8

Infor (US), Inc.	0.8

MEG Energy Corp.	0.8

Jaguar Holding Company II	0.8

Total	9.5%

Top 10 Sectors (% of total investments)7

Health Care	9.8%

Electronics/Electrical	9.4

Business Equipment and Services	8.3

Chemicals and Plastics	5.1

Telecommunications	4.5

Drugs	4.2

Retailers (Except Food and Drug)	4.1

Industrial Equipment	3.7

Cable and Satellite Television	3.6

Leisure Goods/Activities/Movies	3.6

Total	56.3%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Endnotes and Additional Disclosures

[1]	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s APS at 95% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[4]	The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.
[5]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[6]	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[7]	Excludes cash and cash equivalents.

[8]	Credit ratings are categorized using S&P Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

5

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments

Senior Floating-Rate Loans — 138.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.0%
Accudyne Industries, LLC
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 2, 2024	700	$705,851
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)	311	310,143
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	417	336,239
TransDigm, Inc.
Term Loan, 4.33%, (USD LIBOR + 3.00%), Maturing June 4, 2021(4)	1,766	1,775,620
Term Loan, 4.27%, (USD LIBOR + 3.00%), Maturing June 9, 2023(4)	4,289	4,312,789
Term Loan, 4.26%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)	2,584	2,600,118
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	926	911,777

		$10,952,537

Automotive — 2.5%
Allison Transmission, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.00%), Maturing September 23, 2022	1	$1,442
American Axle and Manufacturing, Inc.
Term Loan, 3.56%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	3,037	3,041,940
Apro, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	275	279,125
CS Intermediate Holdco 2, LLC
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023	595	599,645
Dayco Products, LLC
Term Loan, 6.32%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	1,022	1,032,662
FCA US, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	1,209	1,215,398
Federal-Mogul Holdings Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	3,005	3,028,687
Horizon Global Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021	355	358,150

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Sage Automotive Interiors, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		720	$722,261
TI Group Automotive Systems, LLC
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing June 30, 2022	EUR	784	921,994
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2022		957	961,897
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		1,333	1,341,721
Visteon Corporation
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing March 24, 2024		627	631,133

			$14,136,055

Beverage and Tobacco — 0.8%
Arterra Wines Canada, Inc.
Term Loan, 4.04%, (2 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,134	$2,151,213
Flavors Holdings, Inc.
Term Loan, 7.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		1,116	1,048,943
Term Loan - Second Lien, 11.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	745,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)		350	352,625

			$4,297,781

Brokerage / Securities Dealers / Investment Houses — 0.9%
Aretec Group, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		1,433	$1,435,015
Term Loan - Second Lien, 6.74%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 4.74% PIK)), Maturing May 23, 2021		2,465	2,453,971
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.13%, (3 mo. USD LIBOR + 8.75%), Maturing March 3, 2023		275	277,062
Term Loan - Second Lien, Maturing April 30, 2023(5)		275	275,000
Salient Partners L.P.
Term Loan, 9.85%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		709	687,730

			$5,128,778

6	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development — 3.4%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	2,662	$2,680,477
Beacon Roofing Supply, Inc.
Term Loan, Maturing August 23, 2024(5)	575	579,073
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	750	757,344
CPG International, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	1,884	1,901,836
DTZ U.S. Borrower, LLC
Term Loan, 4.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	3,848	3,872,746
Hanjin International Corp.
Term Loan, 3.85%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020	500	502,500
Henry Company, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing October 5, 2023	298	300,976
Quikrete Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	2,605	2,611,826
RE/MAX International, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,849	1,857,045
Realogy Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	566	569,725
Summit Materials Companies I, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 17, 2022	611	616,538
VICI Properties 1, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.50%), Maturing October 14, 2022	354	355,016
Werner FinCo L.P.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	800	799,000
WireCo WorldGroup, Inc.
Term Loan, 6.82%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	569	572,665
Term Loan - Second Lien, 10.32%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	1,350	1,356,750

		$19,333,517

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 12.5%
Acosta Holdco, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	2,954	$2,602,844
AlixPartners, LLP
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	1,915	1,927,946
Altisource Solutions S.a.r.l.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	1,253	1,200,978
Avatar Purchaser, Inc.
Term Loan, Maturing September 6, 2024(5)	1,275	1,278,187
Belron S.A.
Term Loan, Maturing October 26, 2024(5)	525	529,594
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.61%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	524	527,228
Brickman Group Ltd., LLC
Term Loan, 4.32%, (USD LIBOR + 3.00%), Maturing December 18, 2020(4)	780	786,193
Camelot UK Holdco Limited
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 3, 2023	1,139	1,147,245
Cast and Crew Payroll, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 26, 2024	398	401,109
Change Healthcare Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	6,492	6,534,757
Charah, LLC
Term Loan, 7.49%, (1 mo. USD LIBOR + 6.25%), Maturing October 25, 2024	650	653,250
Corporate Capital Trust, Inc.
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	917	919,592
CPM Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022	269	272,997
Crossmark Holdings, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	1,135	759,361
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	1,272	1,277,263
DigiCert, Inc.
Term Loan, Maturing October 31, 2024(5)	950	963,300

7	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Education Management, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)		225	$106,640
Term Loan, 8.85%, (3 mo. USD LIBOR + 7.50%), Maturing July 2, 2020(3)		505	0
EIG Investors Corp.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023		3,444	3,484,206
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		375	379,531
Extreme Reach, Inc.
Term Loan, 7.59%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		2,219	2,221,708
First Data Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		2,405	2,414,931
Garda World Security Corporation
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing May 24, 2024		1,917	1,936,581
Term Loan, 6.03%, (3 mo. USD LIBOR + 4.75%), Maturing May 24, 2024	CAD	871	676,960
Global Payments, Inc.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		919	923,380
GreenSky Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		1,625	1,633,125
IG Investment Holdings, LLC
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing October 31, 2021		2,195	2,225,203
Information Resources, Inc.
Term Loan, 5.62%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		846	854,842
ION Trading Finance Limited
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing August 11, 2023	EUR	1,008	1,188,204
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing August 11, 2023		2,019	2,020,058
J.D. Power and Associates
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		3,277	3,313,589
KAR Auction Services, Inc.
Term Loan, 3.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		1,740	1,752,305
Kronos Incorporated
Term Loan, 4.81%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		5,806	5,852,270

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Monitronics International, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		2,171	$2,156,547
PGX Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,229	1,229,063
Prime Security Services Borrower, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		2,656	2,682,919
Red Ventures, LLC
Term Loan, Maturing October 11, 2022(5)		1,200	1,193,250
Spin Holdco, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		3,202	3,223,797
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2024	EUR	1,275	1,497,559
Tempo Acquisition, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		848	851,673
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		1,116	1,119,338
Vantiv, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing August 7, 2024		975	981,296
Term Loan, Maturing September 18, 2024(5)		275	275,916
Vestcom Parent Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		496	499,972
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		250	250,092
West Corporation
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,075	1,076,075

			$69,802,874

Cable and Satellite Television — 5.4%
Charter Communications Operating, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		2,044	$2,060,623
CSC Holdings, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,539	3,534,642

8	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	448	$523,934
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,841	1,841,613
Radiate Holdco, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		697	690,460
Telenet Financing USD, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2025		3,025	3,040,545
Unitymedia Hessen GmbH & Co. KG
Term Loan, Maturing October 16, 2024(5)	EUR	1,000	1,170,383
UPC Financing Partnership
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		2,400	2,410,800
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	2,000	2,340,157
Virgin Media Bristol, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		6,725	6,758,100
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,200	2,573,348
Ziggo Secured Finance Partnership
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,475	3,486,582

			$30,431,187

Chemicals and Plastics — 7.4%
Alpha 3 B.V.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		549	$552,740
Aruba Investments, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing February 2, 2022		988	991,933
Ashland, Inc.
Term Loan, 3.29%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		574	577,625
Avantor, Inc.
Term Loan, Maturing September 7, 2024(5)		1,225	1,229,403
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		2,693	2,711,206
Chemours Company (The)
Term Loan, 3.00%, (6 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 12, 2022	EUR	633	744,337

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Chemours Company (The) (continued)
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2022		306	$309,497
Emerald Performance Materials, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		504	508,029
Term Loan - Second Lien, 8.99%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		550	550,860
Ferro Corporation
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		423	425,584
Flint Group GmbH
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		144	140,512
Flint Group US, LLC
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		874	849,980
Gemini HDPE, LLC
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing August 7, 2021		2,178	2,192,643
H.B. Fuller Company
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 12, 2024		1,975	1,988,754
Huntsman International, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2023		706	711,015
Ineos Finance PLC
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing March 31, 2022	EUR	1,385	1,616,303
Ineos US Finance, LLC
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2022		683	685,188
Term Loan, Maturing March 31, 2024(5)	EUR	2,975	3,477,612
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		645	647,947
Kraton Polymers, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		1,311	1,331,694
MacDermid, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		1,133	1,141,102
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,825	2,843,931
Minerals Technologies, Inc.
Term Loan, 3.52%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		908	915,067
Orion Engineered Carbons GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing July 25, 2021	EUR	809	946,967

9	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Orion Engineered Carbons GmbH (continued)
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2021		1,131	$1,140,750
PolyOne Corporation
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022		491	494,938
PQ Corporation
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		2,173	2,199,905
Solenis International L.P.
Term Loan, 4.50%, (3 mo. EURIBOR + 3.50%, Floor 1.00%), Maturing July 31, 2021	EUR	946	1,116,668
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		290	290,920
Sonneborn Refined Products B.V.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		65	66,092
Sonneborn, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		370	374,520
Trinseo Materials Operating S.C.A.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2024		319	321,552
Tronox Blocked Borrower, LLC
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		1,020	1,027,205
Tronox Finance, LLC
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		2,355	2,370,472
Unifrax Corporation
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing April 4, 2024		549	554,111
Univar, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 1, 2022		3,185	3,202,725
Venator Materials Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		375	379,453

			$41,629,240

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		249	$250,934

			$250,934

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 3.6%
Berry Plastics Group, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		837	$840,606
BWAY Holding Company
Term Loan, 4.60%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		973	976,643
Consolidated Container Company, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		375	378,105
Flex Acquisition Company, Inc.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		3,109	3,133,019
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,650	1,924,164
Libbey Glass, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,094	1,038,970
Multi Color Corporation
Term Loan, Maturing September 20, 2024(5)		325	327,742
Pelican Products, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020		358	359,890
Reynolds Group Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,307	5,342,380
Ring Container Technologies Group, LLC
Term Loan, Maturing October 31, 2024(5)		475	476,039
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	1,950	2,286,541
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022		1,159	1,167,214
Tekni-Plex, Inc.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 17, 2024	EUR	1,375	1,615,183
Term Loan, 4.53%, (3 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		300	302,500

			$20,168,996

Cosmetics / Toiletries — 0.7%
Coty, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		862	$861,370

10	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries (continued)
Galleria Co.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023	1,725	$1,727,156
KIK Custom Products, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing August 26, 2022	1,445	1,462,932

		$4,051,458

Drugs — 5.9%
Albany Molecular Research, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	800	$806,500
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	500	510,313
Alkermes, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021	357	359,487
Amneal Pharmaceuticals, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	3,119	3,145,156
Arbor Pharmaceuticals, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	2,786	2,793,381
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	4,688	4,755,058
Horizon Pharma, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 3.75%), Maturing March 29, 2024	3,365	3,383,293
Jaguar Holding Company II
Term Loan, 4.04%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)	6,620	6,665,231
Mallinckrodt International Finance S.A.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	2,844	2,853,250
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 1, 2022	7,457	7,609,911

		$32,881,580

Ecological Services and Equipment — 1.3%
Advanced Disposal Services, Inc.
Term Loan, 3.95%, (1 week USD LIBOR + 2.75%), Maturing November 10, 2023	2,074	$2,093,518
EnergySolutions, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	2,676	2,726,424

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
GFL Environmental, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing September 27, 2023	CAD	1,386	$1,075,678
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		842	846,233
Wrangler Buyer Corp.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		525	529,969

			$7,271,822

Electronics / Electrical — 13.9%
Almonde, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		2,625	$2,621,062
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		485	467,263
Applied Systems, Inc.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		2,250	2,280,625
Aptean, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		2,512	2,538,755
Avast Software B.V.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2023		1,902	1,915,137
Campaign Monitor Finance Pty. Limited
Term Loan, 6.58%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		684	667,653
CommScope, Inc.
Term Loan, 3.37%, (USD LIBOR + 2.00%), Maturing December 29, 2022(4)		719	721,982
CPI International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		650	652,539
Cypress Semiconductor Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021		1,008	1,016,316
Electrical Components International, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		1,333	1,343,960
Electro Rent Corporation
Term Loan, 6.27%, (2 mo. USD LIBOR + 5.00%), Maturing January 19, 2024		1,241	1,259,234
Entegris, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		173	173,778

11	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Exact Merger Sub, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		600	$606,000
Excelitas Technologies Corp.
Term Loan, 6.34%, (3 mo. USD LIBOR + 5.00%), Maturing October 31, 2020		807	809,615
Eze Castle Software, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 6, 2020		2,461	2,479,321
Go Daddy Operating Company, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 15, 2024		5,281	5,310,439
GTCR Valor Companies, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023		750	761,894
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 20, 2023	EUR	500	590,797
Hyland Software, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		2,833	2,863,575
Infoblox, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023		2,065	2,070,648
Infor (US), Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing February 1, 2022	EUR	821	963,467
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		5,952	5,970,304
Informatica Corporation
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022		3,356	3,367,774
Lattice Semiconductor Corporation
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		505	510,507
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,205	1,208,510
MA FinanceCo., LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		2,839	2,842,849
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		484	484,662
Microsemi Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2023		494	496,803
MTS Systems Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		1,287	1,298,261

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Renaissance Learning, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	2,149	$2,163,738
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022	225	227,109
Rocket Software, Inc.
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023	1,163	1,178,639
Seattle Spinco, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	3,266	3,273,041
SGS Cayman L.P.
Term Loan, 6.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	197	189,266
SkillSoft Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	4,162	3,998,527
SS&C Technologies, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	75	75,086
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	1,549	1,559,159
SurveyMonkey, Inc.
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	1,421	1,437,429
Sutherland Global Services, Inc.
Term Loan, 6.71%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	846	813,077
Switch Ltd.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	249	252,206
Synchronoss Technologies, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 19, 2024	771	771,487
Syncsort Incorporated
Term Loan, 6.31%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024	1,475	1,456,194
Tibco Software, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	499	502,083
Uber Technologies
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	4,186	4,220,487
Veritas Bermuda Ltd.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	2,194	2,208,755

12	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
VF Holding Corp.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	2,774	$2,794,333
Wall Street Systems Delaware, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 26, 2023	651	654,275
Western Digital Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2023	1,955	1,969,379

		$78,038,000

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing September 20, 2020	274	$276,160
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	4,090	4,123,200

		$4,399,360

Financial Intermediaries — 5.0%
Americold Realty Operating Partnership L.P.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 1, 2022	409	$413,374
Armor Holding II, LLC
Term Loan, 5.84%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	1,941	1,962,575
Term Loan - Second Lien, 10.34%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	1,525	1,530,719
Citco Funding, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	2,529	2,553,171
Donnelley Financial Solutions, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023	314	316,250
FinCo I, LLC
Term Loan, 2.75%, (USD LIBOR + 2.75%), Maturing June 14, 2022	1,150	1,166,651
Focus Financial Partners, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 3, 2024	1,100	1,111,275
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	1,905	1,942,916
Greenhill & Co., Inc.
Term Loan, 5.05%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	1,000	1,005,625

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Guggenheim Partners, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	1,138	$1,146,936
Harbourvest Partners, LLC
Term Loan, 3.86%, (3 mo. USD LIBOR + 2.50%), Maturing February 4, 2021	571	571,449
LPL Holdings, Inc.
Term Loan, 3.65%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)	1,372	1,376,920
MIP Delaware, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	198	198,512
NXT Capital, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing November 22, 2022	2,581	2,620,217
Ocwen Financial Corporation
Term Loan, 6.24%, (3 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	385	385,241
Quality Care Properties, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	2,581	2,584,802
Sesac Holdco II, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 23, 2024	547	547,250
Virtus Investment Partners, Inc.
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing June 1, 2024	499	504,984
Walker & Dunlop, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing December 11, 2020	2,106	2,131,106
Walter Investment Management Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020	4,003	3,790,716

		$27,860,689

Food Products — 4.1%
Alphabet Holding Company, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	2,375	$2,327,129
American Seafoods Group, LLC
Term Loan, 4.57%, (USD LIBOR + 3.25%), Maturing August 21, 2023(4)	325	329,063
Badger Buyer Corp.
Term Loan, 5.38%, (3 mo. USD LIBOR + 4.00%), Maturing September 26, 2024	350	353,828

13	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Blue Buffalo Company Ltd.
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		998	$1,006,852
Del Monte Foods, Inc.
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		1,170	1,005,984
Term Loan - Second Lien, 8.69%, (6 mo. USD LIBOR + 7.25%), Maturing August 18, 2021		1,500	855,000
Dole Food Company, Inc.
Term Loan, 4.01%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		1,714	1,723,980
Froneri International PLC
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing September 29, 2023	EUR	1,250	1,476,720
High Liner Foods Incorporated
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		759	762,919
HLF Financing S.a.r.l.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		1,468	1,486,849
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	346	407,789
Term Loan, 3.56%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		1,882	1,895,736
JBS USA, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		6,269	6,178,390
Nomad Foods Europe Midco Limited
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2024		600	604,875
Pinnacle Foods Finance, LLC
Term Loan, 3.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		794	798,814
Post Holdings, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		1,646	1,655,031

			$22,868,959

Food Service — 2.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.53%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		5,475	$5,482,634
Centerplate, Inc.
Term Loan, 5.05%, (USD LIBOR + 3.75%), Maturing November 26, 2019(4)		928	928,089

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
NPC International, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		873	$879,359
Pizza Hut Holdings, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		965	971,825
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		263	264,903
TKC Holdings, Inc.
Term Loan, 5.52%, (2 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		1,020	1,030,552
Weight Watchers International, Inc.
Term Loan, 4.55%, (USD LIBOR + 3.25%), Maturing April 2, 2020(4)		4,125	4,095,177
Welbilt, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		1,417	1,429,507

			$15,082,046

Food / Drug Retailers — 1.9%
Albertsons, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		1,229	$1,194,720
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,489	1,445,178
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		3,728	3,619,759
Holland & Barrett International
Term Loan, 5.58%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	400	519,860
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	400	456,912
Rite Aid Corporation
Term Loan - Second Lien, 6.00%, (1 mo. USD LIBOR + 4.75%), Maturing August 21, 2020		1,450	1,468,125
Term Loan - Second Lien, 5.13%, (1 mo. USD LIBOR + 3.88%), Maturing June 21, 2021		1,500	1,508,749
Supervalu, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		233	226,557
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		389	377,595

			$10,817,455

14	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	1,040	$1,047,296

		$1,047,296

Health Care — 14.1%
Acadia Healthcare Company, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022	243	$245,100
ADMI Corp.
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022	318	320,997
Akorn, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	836	843,745
Alliance Healthcare Services, Inc.
Term Loan, Maturing October 24, 2023(5)	800	803,000
Term Loan - Second Lien, Maturing October 3, 2024(5)	475	467,875
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 4, 2021	1,012	1,017,235
Auris Luxembourg III S.a.r.l.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	756	764,642
Beaver-Visitec International, Inc.
Term Loan, 6.33%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	792	792,000
BioClinica, Inc.
Term Loan, 5.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	1,466	1,442,717
CareCore National, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing March 5, 2021	3,338	3,346,032
Carestream Dental Equiment, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	1,375	1,379,082
CeramTec Acquisition Corporation
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	32	32,125
Certara L.P.
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 3, 2024	1,000	1,007,500
CHG Healthcare Services, Inc.
Term Loan, 4.63%, (USD LIBOR + 3.25%), Maturing June 7, 2023(4)	2,143	2,167,751

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Community Health Systems, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	1,907	$1,877,029
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	2,042	1,980,471
Concentra, Inc.
Term Loan, 4.32%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022	477	477,163
Convatec, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	572	574,986
CPI Holdco, LLC
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing March 21, 2024	672	680,021
DaVita HealthCare Partners, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	3,120	3,150,544
DJO Finance, LLC
Term Loan, 4.54%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)	2,102	2,106,091
Envision Healthcare Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	7,049	7,090,418
Equian, LLC
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	305	308,741
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	94	94,997
Faenza Acquisition GmbH
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	78	78,437
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	258	258,627
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	2,079	2,097,555
GHX Ultimate Parent Corporation
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	648	654,859
Greatbatch Ltd.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 27, 2022	2,265	2,271,271
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.45%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	3,383	3,398,761
INC Research, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	468	470,549

15	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Indivior Finance S.a.r.l.
Term Loan, 7.39%, (3 mo. USD LIBOR + 6.00%), Maturing December 19, 2019	782	$791,615
Kindred Healthcare, Inc.
Term Loan, 4.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	1,451	1,458,223
Kinetic Concepts, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	2,668	2,668,868
KUEHG Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	2,663	2,674,650
Term Loan - Second Lien, 9.58%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	400	401,000
Medical Depot Holdings, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	711	651,364
Medical Solutions, LLC
Term Loan, 5.58%, (3 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	449	453,925
MMM Holdings, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%, Floor 1.50%), Maturing June 30, 2019	412	403,386
MPH Acquisition Holdings, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	3,608	3,639,602
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, (3 mo. USD LIBOR + 8.75%, Floor 1.50%), Maturing June 30, 2019	299	293,260
National Mentor Holdings, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	1,000	1,010,389
Navicure, Inc.
Term Loan, Maturing October 3, 2024(5)	625	626,562
New Millennium Holdco, Inc.
Term Loan, 7.74%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	497	247,803
Opal Acquisition, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	3,010	2,908,547
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	3,321	3,337,587
Parexel International Corporation
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	2,600	2,628,600

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
PharMerica Corporation
Term Loan, Maturing September 26, 2024(5)	775	$780,328
Term Loan - Second Lien, Maturing September 26, 2025(5)	400	402,500
Press Ganey Holdings, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 23, 2023	744	749,958
Quintiles IMS Incorporated
Term Loan, 3.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	1,098	1,107,177
Term Loan, 3.32%, (3 mo. USD LIBOR + 2.00%), Maturing January 31, 2025	925	931,745
RadNet, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,551	1,562,786
Select Medical Corporation
Term Loan, 4.85%, (USD LIBOR + 3.50%), Maturing March 1, 2021(4)	1,617	1,636,318
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	686	688,625
Surgery Center Holdings, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,000	994,750
Team Health Holdings, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,015	1,998,085
Tecomet, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.75%), Maturing May 2, 2024	773	775,961
U.S. Anesthesia Partners, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 23, 2024	973	976,210

		$79,000,145

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.82%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)	1,372	$1,388,707
Serta Simmons Bedding, LLC
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	4,417	4,368,780

		$5,757,487

16	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment — 5.7%
Apex Tool Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020		2,432	$2,414,258
Clark Equipment Company
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing May 18, 2024		2,214	2,232,786
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	919	1,083,391
Delachaux S.A.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		411	415,451
Dragon Merger Sub, LLC
Term Loan, 5.36%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		850	860,094
DXP Enterprises, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing August 14, 2023		500	503,750
Engineered Machinery Holdings, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024(2)		29	28,815
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		221	221,654
EWT Holdings III Corp.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing January 15, 2021		1,671	1,687,218
Filtration Group Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		595	600,143
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	385	448,988
Term Loan, 4.08%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,300	1,306,232
Gates Global, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing April 1, 2024	EUR	871	1,023,258
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 1, 2024		4,228	4,257,388
Hayward Industries, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		450	454,688
Husky Injection Molding Systems Ltd.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		2,641	2,664,577
Milacron, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 28, 2023		2,779	2,797,528

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Paladin Brands Holding, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		975	$982,312
Paternoster Holding IV GmbH
Term Loan, 6.00%, (3 mo. EURIBOR + 5.00%, Floor 1.00%), Maturing March 31, 2022	EUR	900	1,064,909
Rexnord, LLC
Term Loan, 4.09%, (USD LIBOR + 2.75%), Maturing August 21, 2023(4)		3,781	3,808,764
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024		450	455,203
Signode Industrial Group US, Inc.
Term Loan, 4.04%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)		906	915,090
STS Operating, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 12, 2021		280	282,750
Tank Holding Corp.
Term Loan, 5.54%, (USD LIBOR + 4.25%), Maturing March 16, 2022(4)		1,054	1,058,104
Thermon Industries, Inc.
Term Loan, Maturing October 24, 2024(5)		375	376,875

			$31,944,226

Insurance — 4.0%
Alliant Holdings I, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		2,351	$2,370,102
AmWINS Group, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		2,159	2,168,581
Asurion, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		4,855	4,895,812
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,159	2,178,883
Term Loan - Second Lien, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		1,575	1,627,418
Cunningham Lindsey U.S., Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019		740	729,658
Term Loan - Second Lien, 9.33%, (3 mo. USD LIBOR + 8.00%), Maturing June 10, 2020		1,000	910,000
Hub International Limited
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020		3,784	3,818,175

17	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
NFP Corp.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 8, 2024	970	$980,655
USI Holdings Corporation
Term Loan, Maturing July 26, 2024(5)	575	574,641
USI, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	2,250	2,255,344

		$22,509,269

Leisure Goods / Activities / Movies — 5.3%
AMC Entertainment, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022	2,132	$2,135,686
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	546	545,250
Ancestry.com Operations, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	2,129	2,150,117
Bombardier Recreational Products, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023	4,356	4,383,225
Bright Horizons Family Solutions, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2023	1,409	1,420,325
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	1,215	1,223,880
ClubCorp Club Operations, Inc.
Term Loan, 4.59%, (3 mo. USD LIBOR + 3.25%), Maturing August 15, 2024	1,775	1,780,824
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	1,750	1,763,855
Emerald Expositions Holding, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 22, 2024	1,147	1,157,521
Lindblad Expeditions, Inc.
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	196	197,277
Term Loan, 5.95%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	1,518	1,528,899
Live Nation Entertainment, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	2,470	2,483,594

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Match Group, Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	503	$508,156
Sabre GLBL, Inc.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	953	959,075
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	1,711	1,687,820
SRAM, LLC
Term Loan, 4.53%, (2 mo. USD LIBOR + 3.25%), Maturing March 15, 2024	1,894	1,901,278
Steinway Musical Instruments, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.75%), Maturing September 19, 2019	1,966	1,922,240
UFC Holdings, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,411	1,424,086
WMG Acquisition Corp.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2023	788	792,620

		$29,965,728

Lodging and Casinos — 4.5%
Amaya Holdings B.V.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	4,271	$4,304,575
Term Loan - Second Lien, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	903	912,382
Aristocrat Leisure Limited
Term Loan, 3.36%, (3 mo. USD LIBOR + 2.00%), Maturing September 19, 2024	500	502,500
Boyd Gaming Corporation
Term Loan, 3.70%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	997	1,002,933
CityCenter Holdings, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	1,970	1,980,683
Cyan Blue Holdco 3 Limited
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	274	277,056
Eldorado Resorts, LLC
Term Loan, 3.50%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)	829	832,001
ESH Hospitality, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 30, 2023	1,287	1,296,856

18	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Four Seasons Hotels Limited
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	918	$925,379
Gateway Casinos & Entertainment Limited
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	399	404,403
Golden Nugget, Inc.
Term Loan, 4.53%, (USD LIBOR + 3.25%), Maturing October 4, 2023(4)	4,304	4,351,265
Hilton Worldwide Finance, LLC
Term Loan, 3.24%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	4,226	4,255,721
La Quinta Intermediate Holdings, LLC
Term Loan, 4.11%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	764	770,042
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023	1,896	1,907,976
Playa Resorts Holding B.V.
Term Loan, 4.37%, (USD LIBOR + 3.00%), Maturing April 5, 2024(4)	1,047	1,050,430
Tropicana Entertainment, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020	204	205,405

		$24,979,607

Nonferrous Metals / Minerals — 2.1%
Dynacast International, LLC
Term Loan, 4.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	1,206	$1,221,133
Fairmount Santrol, Inc.
Term Loan, 6.75%, (3 mo. USD Prime + 2.50%), Maturing September 5, 2019	2,767	2,765,355
Term Loan, Maturing October 12, 2024(5)	1,750	1,754,923
Global Brass & Copper, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023	817	827,980
Murray Energy Corporation
Term Loan, 8.58%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	1,903	1,707,748
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(8)	60	35,899
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)	995	158,443

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Oxbow Carbon, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 19, 2020	658	$667,174
Term Loan - Second Lien, 8.24%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2020	2,125	2,134,297
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(8)	618	389,937

		$11,662,889

Oil and Gas — 4.3%
Ameriforge Group, Inc.
Term Loan, 14.33%, (9.33% (3mo. USD LIBOR + 8.00%) Cash, 5.00% PIK), Maturing June 8, 2022	730	$774,139
Aquilex Holdings, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	700	706,125
Term Loan - Second Lien, 9.74%, (3 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	375	370,312
BCP Raptor, LLC
Term Loan, 5.52%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	698	707,197
Bronco Midstream Funding, LLC
Term Loan, 5.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	1,618	1,635,246
CITGO Holding, Inc.
Term Loan, 9.84%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	677	685,607
CITGO Petroleum Corporation
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	946	951,267
Crestwood Holdings, LLC
Term Loan, 9.24%, (1 mo. USD LIBOR + 8.00%), Maturing June 19, 2019	1,652	1,659,192
Fieldwood Energy, LLC
Term Loan, 4.21%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	1,027	987,203
Term Loan, 8.33%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	1,350	1,222,875
Term Loan, 8.46%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	727	517,010
Term Loan - Second Lien, 8.46%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	973	371,399
Green Plains Renewable Energy, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	1,000	1,007,500

19	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
MEG Energy Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	6,812	$6,845,107
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(7)	7	0
Term Loan, 7.35%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.35% PIK)), Maturing July 18, 2022	53	43,532
Seadrill Partners Finco, LLC
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	2,384	1,822,506
Sheridan Investment Partners II L.P.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	35	29,401
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	93	78,834
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	667	566,718
Sheridan Production Partners I, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	114	96,122
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	186	157,369
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,402	1,187,617
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023(8)	57	49,292
Ultra Resources, Inc.
Term Loan, 4.31%, (USD LIBOR + 3.00%), Maturing April 12, 2024(4)	1,450	1,454,230

		$23,925,800

Publishing — 2.0%
Ascend Learning, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 12, 2024	1,100	$1,108,364
Getty Images, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	5,273	4,627,445
Harland Clarke Holdings Corp.
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing February 9, 2022	395	396,238
LSC Communications, Inc.
Term Loan, 7.20%, (1 week USD LIBOR + 6.00%), Maturing September 30, 2022	1,042	1,052,083

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Merrill Communications, LLC
Term Loan, 6.63%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	560	$563,850
ProQuest, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	1,634	1,651,232
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 14, 2020	1,267	1,272,569
Tweddle Group, Inc.
Term Loan, 7.38%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	770	775,775

		$11,447,556

Radio and Television — 4.4%
ALM Media Holdings, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	393	$357,744
AP NMT Acquisition B.V.
Term Loan, 7.09%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	1,926	1,861,906
CBS Radio, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 17, 2023	1,190	1,200,848
Term Loan, Maturing October 17, 2023(5)	475	478,919
Cumulus Media Holdings, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	3,950	3,451,508
E.W. Scripps Company (The)
Term Loan, 3.49%, (3 mo. USD LIBOR + 2.25%), Maturing August 16, 2024	375	378,047
Entercom Radio, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 3.50%), Maturing November 1, 2023	954	958,341
Gray Television, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 7, 2024	223	225,306
Hubbard Radio, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	513	514,617
iHeartCommunications, Inc.
Term Loan, 8.08%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	2,132	1,602,856
Term Loan, 8.83%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	364	275,055

20	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Mission Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	313	$314,719
Nexstar Broadcasting, Inc.
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,490	2,506,639
Radio Systems Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	424	427,117
Raycom TV Broadcasting, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	1,075	1,083,062
Sinclair Television Group, Inc.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	478	479,463
Univision Communications, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	8,676	8,645,588

		$24,761,735

Retailers (Except Food and Drug) — 6.2%
Ascena Retail Group, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	2,161	$1,885,071
Bass Pro Group, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,300	1,266,688
BJ’s Wholesale Club, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 3, 2024	970	948,077
CDW, LLC
Term Loan, 3.34%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	4,754	4,790,197
Coinamatic Canada, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	44	43,799
David’s Bridal, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	2,012	1,665,786
Evergreen Acqco 1 L.P.
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	2,120	1,950,571
Global Appliance, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	950	952,079

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Harbor Freight Tools USA, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,493	$1,502,771
J. Crew Group, Inc.
Term Loan, 4.29%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	2,893	1,536,899
LSF9 Atlantis Holdings, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	994	1,000,996
Men’s Wearhouse, Inc. (The)
Term Loan, 4.77%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	1,394	1,386,618
Michaels Stores, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	1,751	1,753,507
Neiman Marcus Group Ltd., LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	2,118	1,677,219
Party City Holdings, Inc.
Term Loan, 4.43%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	2,447	2,455,831
PetSmart, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	3,934	3,390,264
PFS Holding Corporation
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,166	1,954,777
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	508	490,160
Rent-A-Center, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	109	108,686
Staples, Inc.
Term Loan, 5.31%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	600	567,477
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	2,417	2,226,484
Vivid Seats Ltd.
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	1,022	1,026,272

		$34,580,229

Steel — 0.2%
Neenah Foundry Company
Term Loan, 7.79%, (2 mo. USD LIBOR + 6.50%), Maturing April 26, 2019	335	$332,891

21	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel (continued)
Zekelman Industries, Inc.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021		666	$670,508

			$1,003,399

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		1,012	$1,010,686
Kenan Advantage Group, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		109	109,591
Term Loan, 4.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		360	360,377
PODS, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		347	349,599
Stena International S.a.r.l.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		1,520	1,414,750

			$3,245,003

Telecommunications — 6.4%
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025(8)		5,100	$5,038,907
Colorado Buyer, Inc.
Term Loan, 4.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		823	830,344
Consolidated Communications, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		1,046	1,030,679
Digicel International Finance Limited
Term Loan, 5.07%, (3 mo. USD LIBOR + 3.75%), Maturing May 28, 2024		1,500	1,512,188
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	1,900	2,225,356
Frontier Communications Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		1,895	1,807,890
Global Eagle Entertainment, Inc.
Term Loan, 8.71%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		1,160	1,139,040
Intelsat Jackson Holdings S.A.
Term Loan, 4.07%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019		5,050	5,044,213

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
IPC Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	2,121	$2,072,911
Mitel Networks Corporation
Term Loan, Maturing July 27, 2023(5)	450	454,922
Onvoy, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	1,716	1,715,840
Sprint Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	3,433	3,446,848
Syniverse Holdings, Inc.
Term Loan, 4.24%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	1,733	1,693,576
Term Loan, 4.33%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	1,940	1,895,759
Telesat Canada
Term Loan, 4.32%, (2 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	4,802	4,848,747
Unitymedia Finance, LLC
Term Loan, Maturing October 16, 2024(5)	950	948,714

		$35,705,934

Utilities — 2.5%
Calpine Construction Finance Company L.P.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.25%), Maturing May 3, 2020	1,005	$1,008,674
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2022	383	383,702
Calpine Corporation
Term Loan, 4.09%, (3 mo. USD LIBOR + 2.75%), Maturing January 15, 2024	3,104	3,118,441
Dayton Power & Light Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2022	546	554,234
Granite Acquisition, Inc.
Term Loan, 5.33%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	109	109,881
Term Loan, 5.34%, (3 mo. USD LIBOR + 4.00%), Maturing December 19, 2021	2,401	2,430,642
Invenergy Thermal Operating I, LLC
Term Loan, 6.83%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	184	173,478
Lightstone Generation, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	91	91,854

22	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Lightstone Generation, LLC (continued)
Term Loan, 5.74%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	1,465	$1,474,136
Lonestar Generation, LLC
Term Loan, 5.57%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	1,289	1,275,074
Longview Power, LLC
Term Loan, 7.39%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	2,713	1,749,603
Talen Energy Supply, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	1,097	1,096,901
Term Loan, 5.24%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	721	719,862

		$14,186,482

Total Senior Floating-Rate Loans (identified cost $780,489,766)		$775,126,053

Corporate Bonds & Notes — 6.2%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(9)	75	$76,313
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	15	16,285
Orbital ATK, Inc.
5.25%, 10/1/21	45	46,406
TransDigm, Inc.
6.00%, 7/15/22	85	88,808
6.50%, 7/15/24	80	82,800

		$310,612

Automotive — 0.0%(6)
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,004
General Motors Financial Co., Inc.
3.25%, 5/15/18	10	10,078
ZF North America Capital, Inc.
4.50%, 4/29/22(9)	150	157,313

		$187,395

Security	Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.0%(6)
Alliance Data Systems Corp.
6.375%, 4/1/20(9)	30	$30,413

		$30,413

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(9)	18	$20,520
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(9)	50	53,333
HD Supply, Inc.
5.75%, 4/15/24(9)	15	16,219
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	65	64,837
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	120	128,100
Standard Industries, Inc.
6.00%, 10/15/25(9)	50	54,313
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	46,406
5.875%, 6/15/24	60	65,250
USG Corp.
5.50%, 3/1/25(9)	5	5,381
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23	27	30,286

		$484,645

Business Equipment and Services — 0.1%
First Data Corp.
7.00%, 12/1/23(9)	155	$166,241
5.00%, 1/15/24(9)	20	20,850
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,454
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	49,162

		$277,707

Cable and Satellite Television — 0.2%
Cablevision Systems Corp.
5.875%, 9/15/22	15	$15,469
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	155	159,941
5.75%, 1/15/24	10	10,413
5.375%, 5/1/25(9)	95	98,800
5.75%, 2/15/26(9)	45	47,153

23	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
CSC Holdings, LLC
5.25%, 6/1/24	10	$9,981
DISH DBS Corp.
6.75%, 6/1/21	120	126,300
5.875%, 7/15/22	30	30,300
5.875%, 11/15/24	5	5,025
IAC/InterActiveCorp
4.875%, 11/30/18	43	43,127
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)	550	579,562

		$1,126,071

Chemicals and Plastics — 0.4%
Avantor, Inc.
6.00%, 10/1/24(9)	375	$382,969
Hexion, Inc.
6.625%, 4/15/20	1,900	1,700,500
Platform Specialty Products Corp.
10.375%, 5/1/21(9)	15	16,312
6.50%, 2/1/22(9)	60	62,325
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23	15	16,125
Tronox Finance, LLC
7.50%, 3/15/22(9)	20	21,075
W.R. Grace & Co.
5.125%, 10/1/21(9)	30	32,325
5.625%, 10/1/24(9)	10	10,975

		$2,242,606

Conglomerates — 0.0%(6)
Spectrum Brands, Inc.
6.625%, 11/15/22	30	$31,259
5.75%, 7/15/25	70	74,703

		$105,962

Consumer Products — 0.0%(6)
Central Garden & Pet Co.
6.125%, 11/15/23	50	$53,563
HRG Group, Inc.
7.875%, 7/15/19	110	111,127

		$164,690

Security	Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.9%
Berry Global, Inc.
6.00%, 10/15/22	25	$26,563
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	35	38,478
6.375%, 8/15/25(9)	15	16,978
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	3,875	3,947,695
4.859%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)	950	971,779

		$5,001,493

Distribution & Wholesale — 0.0%(6)
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	50	$52,375

		$52,375

Drugs — 0.6%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)	110	$115,087
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(9)	40	39,850
7.50%, 7/15/21(9)	50	49,438
5.625%, 12/1/21(9)	30	27,488
6.50%, 3/15/22(9)	807	858,446
7.00%, 3/15/24(9)	1,049	1,138,165
5.50%, 11/1/25(9)	975	998,156

		$3,226,630

Ecological Services and Equipment — 0.0%(6)
Clean Harbors, Inc.
5.125%, 6/1/21	25	$25,406
Covanta Holding Corp.
5.875%, 3/1/24	25	25,125

		$50,531

Electric Utilities — 0.0%(6)
NRG Yield Operating, LLC
5.375%, 8/15/24	20	$20,950
5.00%, 9/15/26	30	31,050

		$52,000

24	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 0.3%
Anixter, Inc.
5.50%, 3/1/23		45	$49,331
Infor (US), Inc.
5.75%, 8/15/20(9)		20	20,610
6.50%, 5/15/22		50	52,490
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23		65	68,981
Western Digital Corp.
7.375%, 4/1/23(9)		1,425	1,563,938
Zebra Technologies Corp.
7.25%, 10/15/22		11	11,639

			$1,766,989

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(9)		350	$364,687

			$364,687

Financial Intermediaries — 0.1%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.00%, 8/1/20		40	$41,275
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(11)(12)		80	91,800
Navient Corp.
5.50%, 1/15/19		115	118,881
5.00%, 10/26/20		25	25,813

			$277,769

Financial Services — 0.0%(6)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)		10	$11,450

			$11,450

Food Products — 0.1%
Dean Foods Co.
6.50%, 3/15/23(9)		30	$30,150
Iceland Bondco PLC
4.629%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	371	494,228
Post Holdings, Inc.
8.00%, 7/15/25(9)		15	16,969

			$541,347

Security	Principal Amount* (000’s omitted)	Value

Food Service — 0.0%(6)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)	65	$66,677
Yum! Brands, Inc.
5.30%, 9/15/19	10	10,537
3.875%, 11/1/23	5	5,044

		$82,258

Health Care — 1.1%
Alere, Inc.
7.25%, 7/1/18	10	$10,005
6.50%, 6/15/20	35	35,744
Centene Corp.
4.75%, 5/15/22	20	21,050
CHS/Community Health Systems, Inc.
7.125%, 7/15/20	25	21,781
6.25%, 3/31/23	1,500	1,445,625
Envision Healthcare Corp.
5.625%, 7/15/22	25	25,531
6.25%, 12/1/24(9)	20	20,825
HCA Healthcare, Inc.
6.25%, 2/15/21	85	91,587
HCA, Inc.
6.50%, 2/15/20	15	16,200
4.75%, 5/1/23	1,050	1,101,187
5.875%, 2/15/26	25	26,344
Hologic, Inc.
5.25%, 7/15/22(9)	40	41,900
4.375%, 10/15/25(9)	30	30,555
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)	27	29,903
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)	2,300	2,426,500
Teleflex, Inc.
5.25%, 6/15/24	20	21,250
Tenet Healthcare Corp.
6.00%, 10/1/20	55	57,956
4.375%, 10/1/21	600	600,900
8.125%, 4/1/22	70	70,350
6.75%, 6/15/23	5	4,713

		$6,099,906

25	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Home Furnishings — 0.0%(6)
Tempur Sealy International, Inc.
5.625%, 10/15/23	20	$21,200

		$21,200

Insurance — 0.0%(6)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(9)	40	$42,700
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, (8.125% cash or 8.875% PIK), 7/15/19(9)(13)	45	45,169
Hub International, Ltd.
7.875%, 10/1/21(9)	60	62,525

		$150,394

Internet Software & Services — 0.0%(6)
Netflix, Inc.
5.50%, 2/15/22	45	$48,651
5.875%, 2/15/25	55	59,515
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	40	35,950

		$144,116

Leisure Goods / Activities / Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	790	$809,750
Regal Entertainment Group
5.75%, 3/15/22	30	31,125
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	50	51,008
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	25	26,316
5.25%, 11/15/23(9)	40	42,100
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	40	41,600

		$1,001,899

Lodging and Casinos — 0.1%
Buffalo Thunder Development Authority
11.00%, 12/9/22(9)	224	$87,334
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	30	31,088
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	79,678

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
MGM Resorts International
6.625%, 12/15/21	90	$100,800
7.75%, 3/15/22	30	34,922
6.00%, 3/15/23	65	71,428
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	31,125
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)(9)	310	113,150

		$549,525

Media — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)	900	$927,000

		$927,000

Nonferrous Metals / Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(9)	120	$119,400
Imperial Metals Corp.
7.00%, 3/15/19(9)	25	23,187
New Gold, Inc.
6.25%, 11/15/22(9)	70	72,450

		$215,037

Oil and Gas — 0.3%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp.
6.25%, 10/15/22	35	$37,450
Antero Resources Corp.
5.375%, 11/1/21	100	103,000
5.625%, 6/1/23	20	21,050
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	25	25,563
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	700	722,750
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	125	129,062
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(9)	95	98,503
8.125%, 9/15/23(9)	25	27,000
Energy Transfer Equity, L.P.
5.875%, 1/15/24	50	54,500

26	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Gulfport Energy Corp.
6.625%, 5/1/23	35	$36,050
Matador Resources Co.
6.875%, 4/15/23	40	42,500
Newfield Exploration Co.
5.625%, 7/1/24	120	130,350
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(9)	10	10,150
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	45	46,800
RSP Permian, Inc.
6.625%, 10/1/22	80	84,300
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	60	64,050
6.875%, 6/30/23(9)	25	26,812
SM Energy Co.
6.50%, 1/1/23	80	81,800
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	25	26,688
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,250

		$1,773,628

Publishing — 0.0%(6)
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, (8.50% cash or 9.25% PIK), 8/1/19(9)(13)	20	$20,075
Tribune Media Co.
5.875%, 7/15/22	35	36,487

		$56,562

Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$51,875
Series B, 6.50%, 11/15/22	90	93,600
iHeartCommunications, Inc.
9.00%, 12/15/19	953	707,602
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	35	36,138
Sirius XM Radio, Inc.
6.00%, 7/15/24(9)	85	90,950
Univision Communications, Inc.
6.75%, 9/15/22(9)	241	250,339
5.125%, 5/15/23(9)	30	30,450

		$1,260,954

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 0.2%
Dollar Tree, Inc.
5.25%, 3/1/20	45	$46,069
5.75%, 3/1/23	105	110,906
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	1,175	669,750
Hot Topic, Inc.
9.25%, 6/15/21(9)	25	20,844
L Brands, Inc.
6.875%, 11/1/35	50	49,875
Michaels Stores, Inc.
5.875%, 12/15/20(9)	45	45,900
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	142,256
Party City Holdings, Inc.
6.125%, 8/15/23(9)	60	62,550
Vista Outdoor, Inc.
5.875%, 10/1/23	30	31,125

		$1,179,275

Road & Rail — 0.0%(6)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	45	$46,913

		$46,913

Software and Services — 0.0%(6)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	60	$64,800
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(9)(13)	65	67,112

		$131,912

Surface Transport — 0.0%(6)
Hertz Corp. (The)
6.25%, 10/15/22	40	$38,550
XPO Logistics, Inc.
6.50%, 6/15/22(9)	75	79,045

		$117,595

Technology — 0.0%(6)
Micron Technology, Inc.
5.25%, 8/1/23(9)	15	$15,776

		$15,776

27	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications — 0.6%
Avaya, Inc.
9.00%, 4/1/19(7)(9)		45	$37,912
CenturyLink, Inc.
6.75%, 12/1/23		40	41,760
CommScope Technologies, LLC
6.00%, 6/15/25(9)		45	47,700
5.00%, 3/15/27(9)		5	4,881
Frontier Communications Corp.
6.25%, 9/15/21		30	24,825
10.50%, 9/15/22		20	17,594
7.625%, 4/15/24		30	23,100
6.875%, 1/15/25		45	33,680
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		120	116,064
7.50%, 4/1/21		5	4,763
5.50%, 8/1/23		35	29,969
Level 3 Financing, Inc.
5.375%, 1/15/24		25	26,031
Sprint Communications, Inc.
7.00%, 8/15/20		655	709,037
6.00%, 11/15/22		5	5,263
Sprint Corp.
7.25%, 9/15/21		60	65,550
7.875%, 9/15/23		260	291,200
7.625%, 2/15/25		35	38,675
T-Mobile USA, Inc.
6.625%, 4/1/23		40	42,100
6.375%, 3/1/25		35	37,887
6.50%, 1/15/26		110	121,976
Wind Acquisition Finance S.A.
4.919%, (3 mo. EURIBOR + 5.25%), 4/30/19(9)(10)	EUR	500	583,823
6.50%, 4/30/20(9)		475	491,791
Wind Tre SpA
(3 mo. EURIBOR + 2.75%), 1/20/24(9)(14)	EUR	575	673,807

			$3,469,388

Utilities — 0.2%
AES Corp. (The)
5.50%, 3/15/24		25	$26,250
Calpine Corp.
5.25%, 6/1/26(9)		1,050	1,056,562
Dynegy, Inc.
7.375%, 11/1/22		20	21,475

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Dynegy, Inc. (continued)
7.625%, 11/1/24	35	$38,413
8.125%, 1/30/26(9)	25	27,781

		$1,170,481

Total Corporate Bonds & Notes (identified cost $35,047,869)		$34,689,191

Asset-Backed Securities — 5.1%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.709%, (3 mo. USD LIBOR + 5.35%), 7/15/27(9)(10)	$1,000	$1,002,020
Apidos CLO XIX
Series 2014-19A, Class E, 6.803%, (3 mo. USD LIBOR + 5.45%), 10/17/26(9)(10)	2,100	2,104,751
Apidos CLO XVII
Series 2014-17A, Class C, 4.653%, (3 mo. USD LIBOR + 3.30%), 4/17/26(9)(10)	1,000	1,000,752
Apidos CLO XXI
Series 2015-21A, Class D, 6.904%, (3 mo. USD LIBOR + 5.55%), 7/18/27(9)(10)	1,000	1,004,343
Ares CLO, Ltd.
Series 2014-32A, Class D, 7.015%, (3 mo. USD LIBOR + 5.70%), 11/15/25(9)(10)	2,000	2,007,663
Series 2015-2A, Class E2, 6.578%, (3 mo. USD LIBOR + 5.20%), 7/29/26(9)(10)	1,000	981,748
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.459%, (3 mo. USD LIBOR + 5.10%), 7/15/26(9)(10)	500	474,906
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 8.809%, (3 mo. USD LIBOR + 7.45%), 10/14/28(9)(10)	1,200	1,234,443
Series 2014-4A, Class E, 6.559%, (3 mo. USD LIBOR + 5.20%), 10/15/26(9)(10)	2,000	2,003,408
Series 2015-5A, Class D, 7.463%, (3 mo. USD LIBOR + 6.10%), 1/20/28(9)(10)	500	510,244
Cent CLO, L.P.
Series 2014-22A, Class D, 6.612%, (3 mo. USD LIBOR + 5.30%), 11/7/26(9)(10)	1,000	994,210
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 6.363%, (3 mo. USD LIBOR + 5.00%), 7/20/26(9)(10)	1,975	1,963,087
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 7.265%, (3 mo. USD LIBOR + 5.95%), 8/15/28(9)(10)	1,000	1,004,562

28	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.963%, (3 mo. USD LIBOR + 5.60%), 1/20/28(9)(10)	$1,000	$1,002,754
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 7.062%, (3 mo. USD LIBOR + 5.75%), 5/5/27(9)(10)	2,000	1,930,254
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.863%, (3 mo. USD LIBOR + 3.50%), 4/20/25(9)(10)	450	451,613
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 8.063%, (3 mo. USD LIBOR + 6.70%), 10/20/28(9)(10)	1,000	1,022,121
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.859%, (3 mo. USD LIBOR + 6.50%), 7/15/27(9)(10)	2,000	2,004,001
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 7.863%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(10)	1,200	1,184,352
Recette CLO, LLC
Series 2015-1A, Class E, 7.063%, (3 mo. USD LIBOR + 5.70%), 10/20/27(9)(10)	1,000	1,002,247
Voya CLO, Ltd.
Series 2013-1A, Class DR, 7.839%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(10)	2,000	1,977,408
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.563%, (3 mo. USD LIBOR + 7.20%), 7/20/28(9)(10)	1,600	1,640,091

Total Asset-Backed Securities (identified cost $26,959,944)		$28,500,978

Common Stocks — 1.8%

Security	Shares	Value

Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(15)(16)	55	$572,369

		$572,369

Automotive — 0.1%
Dayco Products, LLC(15)(16)	18,702	$584,437

		$584,437

Business Equipment and Services — 0.3%
Education Management Corp.(3)(15)(16)	3,185,850	$0
RCS Capital Corp.(15)(16)	59,826	1,764,867

		$1,764,867

Security	Shares	Value

Electronics / Electrical — 0.3%
Answers Corp.(15)(16)	93,678	$1,483,232

		$1,483,232

Health Care — 0.0%(6)
New Millennium Holdco, Inc.(15)(16)	61,354	$19,940

		$19,940

Lodging and Casinos — 0.0%(6)
Caesars Entertainment Corp.(15)(16)	7,203	$93,279

		$93,279

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(15)(16)	707	$0

		$0

Oil and Gas — 0.6%
AFG Holdings, Inc.(15)(16)	57,039	$1,939,326
Bonanza Creek Energy, Inc.(15)	1,652	55,887
Nine Point Energy Holdings, Inc.(3)(15)(17)	646	9,500
Paragon Offshore Finance Company, Class A(15)(16)	1,527	1,705
Paragon Offshore Finance Company, Class B(15)(16)	764	14,803
Paragon Offshore, Ltd.(15)(16)	1,527	26,150
Samson Resources II, LLC, Class A(15)(16)	44,102	1,073,147
Southcross Holdings Group, LLC(3)(15)(16)	59	0
Southcross Holdings L.P., Class A(15)(16)	59	33,040

		$3,153,558

Publishing — 0.4%
ION Media Networks, Inc.(3)(16)	3,990	$2,083,817
MediaNews Group, Inc.(15)(16)	10,718	171,487

		$2,255,304

Total Common Stocks (identified cost $5,641,523)		$9,926,986

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(15)(16)	3,545	$0

		$0

29	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Oil and Gas — 0.0%(6)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(15)(17)	14	$14,000

		$14,000

Total Convertible Preferred Stocks (identified cost $264,195)		$14,000

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,430,084
Invesco Senior Income Trust	483,234	2,140,727
Nuveen Credit Strategies Income Fund	365,228	3,049,654
Nuveen Floating Rate Income Fund	148,079	1,722,159
Nuveen Floating Rate Income Opportunity Fund	103,281	1,182,567
Voya Prime Rate Trust	396,676	2,034,948

Total Closed-End Funds (identified cost $12,168,732)		$11,560,139

Miscellaneous — 0.0%(6)

Security	Principal Amount	Value

Lodging and Casinos — 0.0%(6)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(15)	$99,307	$149

Total Miscellaneous (identified cost $0)		$149

Short-Term Investments — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(18)	5,898,555	$5,899,145

Total Short-Term Investments (identified cost $5,899,145)		$5,899,145

Total Investments — 154.5% (identified cost $866,471,174)		$865,716,641

Less Unfunded Loan Commitments — (0.1)%		$(286,746)

Net Investments — 154.4% (identified cost $866,184,428)		$865,429,895

Description	Value

Other Assets, Less Liabilities — (37.3)%	$(209,085,723)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (17.1)%	$(95,912,681)

Net Assets Applicable to Common Shares — 100.0%	$560,431,491

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)	The stated interest rate represents the weighted average interest rate at October 31, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after October 31, 2017, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Fixed-rate loan.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $47,056,920 or 8.4% of the Trust’s net assets applicable to common shares.

(10)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	When-issued, variable rate security whose interest rate will be determined after October 31, 2017.

30	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Portfolio of Investments — continued

(15)	Non-income producing security.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(17)	Restricted security (see Note 7).
(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	2,000,000	USD	2,353,002	JPMorgan Chase Bank, N.A.	11/30/17	$—	$(19,927)
USD	1,798,917	CAD	2,267,322	HSBC Bank USA, N.A.	11/30/17	41,017	—
USD	1,626,472	EUR	1,375,000	HSBC Bank USA, N.A.	11/30/17	22,483	—
USD	9,639,261	EUR	7,982,296	State Street Bank and Trust Company	11/30/17	327,612	—
USD	584,087	EUR	496,145	State Street Bank and Trust Company	11/30/17	5,315	—
USD	9,504,084	EUR	8,048,681	Goldman Sachs International	12/29/17	97,024	—
USD	1,514,471	EUR	1,275,000	Goldman Sachs International	12/29/17	24,288	—
USD	2,354,648	EUR	2,000,000	Goldman Sachs International	12/29/17	17,108	—
USD	9,125,604	EUR	7,831,288	Goldman Sachs International	1/31/18	—	(45,402)
USD	999,461	GBP	760,095	State Street Bank and Trust Company	1/31/18	—	(12,976)

						$534,847	$(78,305)

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

31	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Statement of Assets and Liabilities

Assets	October 31, 2017
Unaffiliated investments, at value (identified cost, $860,285,283)	$859,530,750
Affiliated investment, at value (identified cost, $5,899,145)	5,899,145
Cash	3,068,307
Deposits for derivatives collateral — forward foreign currency exchange contracts	170,000
Foreign currency, at value (identified cost, $1,882,639)	1,882,006
Interest and dividends receivable	2,863,702
Dividends receivable from affiliated investment	18,149
Receivable for investments sold	5,745,380
Receivable for open forward foreign currency exchange contracts	534,847
Prepaid upfront fees on notes payable	47,637
Prepaid expenses	37,148
Total assets	$879,797,071

Liabilities
Notes payable	$199,000,000
Cash collateral due to broker	140,000
Payable for investments purchased	22,290,308
Payable for when-issued securities	669,788
Payable for open forward foreign currency exchange contracts	78,305
Payable to affiliates:
Investment adviser fee	544,921
Trustees’ fees	3,985
Accrued expenses	725,592
Total liabilities	$223,452,899
Commitments and contingencies (see Note 13)
Auction preferred shares (3,836 shares outstanding) at liquidation value plus cumulative unpaid dividends	$95,912,681
Net assets applicable to common shares	$560,431,491

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 36,848,313 shares issued and outstanding	$368,483
Additional paid-in capital	585,813,763
Accumulated net realized loss	(27,600,945)
Accumulated undistributed net investment income	2,230,327
Net unrealized depreciation	(380,137)
Net assets applicable to common shares	$560,431,491

Net Asset Value Per Common Share
($560,431,491 ÷ 36,848,313 common shares issued and outstanding)	$15.21

32	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Statement of Operations

Investment Income	Year Ended October 31, 2017
Interest and other income	$43,283,575
Dividends	1,309,881
Dividends from affiliated investment	125,736
Total investment income	$44,719,192

Expenses
Investment adviser fee	$6,437,486
Trustees’ fees and expenses	49,798
Custodian fee	318,185
Transfer and dividend disbursing agent fees	18,705
Legal and accounting services	302,261
Printing and postage	63,121
Interest expense and fees	4,187,243
Preferred shares service fee	136,720
Miscellaneous	127,476
Total expenses	$11,640,995

Net investment income	$33,078,197

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,469,688)
Investment transactions — affiliated investment	(785)
Foreign currency transactions	227,249
Forward foreign currency exchange contract transactions	(1,148,140)
Net realized loss	$(2,391,364)
Change in unrealized appreciation (depreciation) —
Investments	$15,948,189
Investments — affiliated investment	(525)
Foreign currency	2,159
Forward foreign currency exchange contracts	(491,469)
Net change in unrealized appreciation (depreciation)	$15,458,354

Net realized and unrealized gain	$13,066,990

Distributions to preferred shareholders
From net investment income	$(1,270,609)

Net increase in net assets from operations	$44,874,578

33	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$33,078,197	$35,475,317
Net realized loss	(2,391,364)	(12,678,111)
Net change in unrealized appreciation (depreciation)	15,458,354	29,867,819
Distributions to preferred shareholders —
From net investment income	(1,270,609)	(707,565)
Discount on redemption and repurchase of auction preferred shares	—	1,770,000
Net increase in net assets from operations	$44,874,578	$53,727,460
Distributions to common shareholders —
From net investment income	$(32,166,271)	$(34,667,884)
Total distributions to common shareholders	$(32,166,271)	$(34,667,884)
Capital share transactions —
Reinvestment of distributions to common shareholders	$102,895	$—
Net increase in net assets from capital share transactions	$102,895	$—

Net increase in net assets	$12,811,202	$19,059,576

Net Assets Applicable to Common Shares
At beginning of year	$547,620,289	$528,560,713
At end of year	$560,431,491	$547,620,289

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$2,230,327	$2,168,723

34	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended October 31, 2017
Net increase in net assets from operations	$44,874,578
Distributions to preferred shareholders	1,270,609
Net increase in net assets from operations excluding distributions to preferred shareholders	$46,145,187
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(363,342,486)
Investments sold and principal repayments	361,183,138
Decrease in short-term investments, net	512,592
Net amortization/accretion of premium (discount)	(1,760,350)
Amortization of prepaid upfront fees on notes payable	118,246
Decrease in deposits for derivatives collateral — forward foreign currency exchange contracts	450,000
Decrease in interest and dividends receivable	516,043
Increase in dividends receivable from affiliated investment	(18,149)
Decrease in receivable for open forward foreign currency exchange contracts	469,562
Increase in prepaid expenses	(12,174)
Decrease in cash collateral due to broker	(480,000)
Increase in payable for open forward foreign currency exchange contracts	21,907
Increase in payable to affiliate for investment adviser fee	8,813
Increase in payable to affiliate for Trustees’ fees	486
Increase in accrued expenses	129,801
Decrease in unfunded loan commitments	(18,576)
Net change in unrealized (appreciation) depreciation from investments	(15,947,664)
Net realized loss from investments	1,470,473
Net cash provided by operating activities	$29,446,849

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(32,063,376)
Cash distributions paid to preferred shareholders	(1,280,450)
Proceeds from notes payable	31,000,000
Repayments of notes payable	(30,000,000)
Payment of prepaid upfront fees on notes payable	(115,000)
Net cash used in financing activities	$(32,458,826)

Net decrease in cash*	$(3,011,977)

Cash at beginning of year(1)	$7,962,290

Cash at end of year(1)	$4,950,313

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$102,895
Cash paid for interest and fees on borrowings	4,060,080

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(2,424).

(1)	Balance includes foreign currency, at value.

35	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Year Ended October 31,
	2017	2016		2015	2014	2013
Net asset value — Beginning of year (Common shares)	$14.860	$14.350		$15.330	$15.810	$15.630

Income (Loss) From Operations
Net investment income(1)	$0.898	$0.963		$0.943	$0.925	$1.009
Net realized and unrealized gain (loss)	0.359	0.459		(0.979)	(0.414)	0.145
Distributions to preferred shareholders
From net investment income(1)	(0.034)	(0.019)		(0.006)	(0.004)	(0.006)
Discount on redemption and repurchase of auction preferred shares(1)	—	0.048		—	—	—

Total income (loss) from operations	$1.223	$1.451		$(0.042)	$0.507	$1.148

Less Distributions to Common Shareholders
From net investment income	$(0.873)	$(0.941)		$(0.938)	$(0.987)	$(1.038)

Total distributions to common shareholders	$(0.873)	$(0.941)		$(0.938)	$(0.987)	$(1.038)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—	$—		$—	$—	$0.070

Net asset value — End of year (Common shares)	$15.210	$14.860		$14.350	$15.330	$15.810

Market value — End of year (Common shares)	$14.550	$14.150		$12.970	$14.050	$15.800

Total Investment Return on Net Asset Value(2)	8.54%	11.31	%(3)	0.15%	3.60%	7.98%

Total Investment Return on Market Value(2)	9.04%	17.27%		(1.24)%	(4.99)%	3.79%

36	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Year Ended October 31,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Net assets applicable to common shares, end of year (000’s omitted)	$560,431	$547,620	$528,561	$564,827	$582,523
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.34%	1.38%	1.39%	1.36%	1.37%
Interest and fee expense(6)	0.75%	0.49%	0.42%	0.40%	0.40%
Total expenses(5)	2.09%	1.87%	1.81%	1.76%	1.77%
Net investment income	5.93%	6.84%	6.27%	5.89%	6.38%
Portfolio Turnover	42%	35%	32%	35%	45%
Senior Securities:
Total notes payable outstanding (in 000’s)	$199,000	$198,000	$208,000	$210,000	$210,000
Asset coverage per $1,000 of notes payable(7)	$4,298	$4,250	$4,172	$4,315	$4,399
Total preferred shares outstanding	3,836	3,836	5,252	5,252	5,252
Asset coverage per preferred share(8)	$72,511	$71,584	$63,946	$66,374	$67,670
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 10.95%.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Interest and fee expense relates to the notes payable, primarily incurred to redeem the Trust’s APS (see Note 9).

(7)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 290%, 286%, 256%, 265% and 271% at October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended October 31,
	2017	2016	2015	2014	2013
Expenses excluding interest and fees	0.87%	0.88%	0.86%	0.86%	0.87%
Interest and fee expense	0.49%	0.31%	0.26%	0.25%	0.25%
Total expenses	1.36%	1.19%	1.12%	1.11%	1.12%
Net investment income	3.85%	4.34%	3.90%	3.70%	4.06%

37	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

38

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Notes to Financial Statements — continued

consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of October 31, 2017, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2017, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

39

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Notes to Financial Statements — continued

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

During the year ended October 31, 2016, the Trust redeemed a portion of its APS pursuant to a tender offer to purchase up to 27% of its outstanding APS at a price per share equal to 95% of the APS liquidation preference of $25,000 per share (or $23,750), plus any accrued but unpaid dividends. The financing for the partial redemption of the Trust’s APS was provided by a committed financing arrangement (see Note 9). The number of APS redeemed pursuant to the tender offer, the redemption amount (excluding the final dividend payment) and the number of APS issued and outstanding at October 31, 2016 and October 31, 2017 were as follows:

	APS Redeemed	Redemption Amount	APS Issued and Outstanding

Series A	354	$8,407,500	959
Series B	354	8,407,500	959
Series C	354	8,407,500	959
Series D	354	8,407,500	959

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at October 31, 2017, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	APS Dividend Rates at October 31, 2017	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	1.65%	$324,610	1.35%	0.63-1.82
Series B	1.65	324,395	1.35	0.63-1.82
Series C	1.80	312,516	1.30	0.65-1.80
Series D	1.65	309,088	1.29	0.72-1.80

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of October 31, 2017.

40

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Notes to Financial Statements — continued

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended October 31, 2017 and October 31, 2016 was as follows:

	Year Ended October 31,
	2017	2016

Distributions declared from:
Ordinary income	$33,436,880	$35,375,449

During the year ended October 31, 2017, accumulated net realized loss was decreased by $37,453,381, accumulated undistributed net investment income was increased by $420,287 and paid-in capital was decreased by $37,873,668 due to expired capital loss carryforwards and differences between book and tax accounting, primarily for foreign currency gain (loss), paydown gain (loss), tax straddle transactions, premium amortization, accretion of market discount and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Trust.

As of October 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$2,249,407
Capital loss carryforwards and deferred capital losses	$(26,351,929)
Net unrealized depreciation	$(1,648,233)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships, premium amortization and accretion of market discount.

At October 31, 2017, the Trust, for federal income tax purposes, had capital loss carryforwards of $12,480,076 and deferred capital losses of $13,871,853 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2018 ($11,668,372) and October 31, 2019 ($811,704) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2017, $13,871,853 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at October 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$867,452,524

Gross unrealized appreciation	$14,194,847
Gross unrealized depreciation	(16,217,476)

Net unrealized depreciation	$(2,022,629)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the year ended October 31, 2017, the Trust’s investment adviser fee amounted to $6,437,486. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

41

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Notes to Financial Statements — continued

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $360,825,349 and $363,333,606, respectively, for the year ended October 31, 2017.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the year ended October 31, 2017 were 6,778. There were no common shares issued by the Trust for the year ended October 31, 2016.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,084,905 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the years ended October 31, 2017 and October 31, 2016, there were no shares sold by the Trust pursuant to its shelf offering.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the years ended October 31, 2017 and October 31, 2016.

7  Restricted Securities

At October 31, 2017, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	646	$34,721	$9,500

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A	5/26/17	14	14,000	14,000

Total Restricted Securities			$48,721	$23,500

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2017 is included in the Portfolio of Investments. At October 31, 2017, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a

42

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Notes to Financial Statements — continued

payment by the Trust for those derivatives in a liability position. At October 31, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $78,305. At October 31, 2017, there were no assets pledged by the Trust for such liability.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at October 31, 2017.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$534,847	$(78,305)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of October 31, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$138,420	$(45,402)	$—	$(93,018)	$—
HSBC Bank USA, N.A.	63,500	—	—	—	63,500
State Street Bank and Trust Company	332,927	(12,976)	(270,022)	—	49,929

	$534,847	$(58,378)	$(270,022)	$(93,018)	$113,429

43

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(45,402)	$45,402	$—	$—	$—
JPMorgan Chase Bank, N.A.	(19,927)	—	—	—	(19,927)
State Street Bank and Trust Company	(12,976)	12,976	—	—	—

	$(78,305)	$58,378	$—	$—	$(19,927)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(1,148,140)	$(491,469)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2017, which is indicative of the volume of this derivative type, was approximately $33,158,000.

9  Credit Agreement

The Trust has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $230 million pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through March 20, 2018, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 21, 2017, the Trust paid an upfront fee of $115,000, which is being amortized to interest expense through March 20, 2018. The unamortized balance at October 31, 2017 is approximately $48,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At October 31, 2017, the Trust had borrowings outstanding under the Agreement of $199,000,000 at an interest rate of 2.05%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at October 31, 2017 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at October 31, 2017. For the year ended October 31, 2017, the average borrowings under the Agreement and the average interest rate (excluding fees) were $204,739,726 and 1.81%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

44

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Notes to Financial Statements — continued

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$772,275,250	$2,564,057	$774,839,307
Corporate Bonds & Notes	—	34,689,191	—	34,689,191
Asset-Backed Securities	—	28,500,978	—	28,500,978
Common Stocks	149,166	7,112,134	2,665,686	9,926,986
Convertible Preferred Stocks	—	—	14,000	14,000
Closed-End Funds	11,560,139	—	—	11,560,139
Miscellaneous	—	149	—	149
Short-Term Investments	—	5,899,145	—	5,899,145

Total Investments	$11,709,305	$848,476,847	$5,243,743	$865,429,895

Forward Foreign Currency Exchange Contracts	$—	$534,847	$—	$534,847

Total	$11,709,305	$849,011,694	$5,243,743	$865,964,742

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(78,305)	$—	$(78,305)

Total	$—	$(78,305)	$—	$(78,305)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2017 is not presented. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

45

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Notes to Financial Statements — continued

13  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust is approximately $3,470,000 (equal to 0.62% of net assets applicable to common shares at October 31, 2017). The Trust cannot predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Trust as incurred.

46

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance Senior Floating-Rate Trust:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Senior Floating-Rate Trust (the “Trust”), including the portfolio of investments, as of October 31, 2017, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2017, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Senior Floating-Rate Trust as of October 31, 2017, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 15, 2017

47

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Trust. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. For the fiscal year ended October 31, 2017, the Trust designates approximately $1,309,881, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Trust’s dividend distribution that qualifies under tax law. For the Trust’s fiscal 2017 ordinary income dividends, 1.51% qualifies for the corporate dividends received deduction.

48

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on August 17, 2017. The following action was taken by the shareholders:

Item 1:  The election of Thomas E. Faust Jr., Mark R. Fetting, George J. Gorman and William H. Park as Class II Trustees of the Trust for a three-year term expiring in 2020. Mr. Gorman was elected solely by APS shareholders.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
Thomas E. Faust Jr.	32,211,086	986,554
Mark R. Fetting	32,234,541	963,099
William H. Park	31,950,115	1,247,525

Nominee for Trustee Elected by APS Shareholders	Number of Shares
	For	Withheld
George J. Gorman	3,004	46

49

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Dividend Reinvestment Plan

The Trust offers a dividend reinvestment plan (Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (Shares) of the Trust. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company, LLC (AST) as dividend paying agent. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by AST, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Trust’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Trust. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

50

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Senior Floating-Rate Trust

c/o American Stock Transfer & Trust Company, LLC

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of October 31, 2017, Trust records indicate that there are 9 registered shareholders and approximately 19,202 shareholders owning the Trust shares in street name, such as through brokers, banks and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFR.

51

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Senior Floating-Rate Trust (the Trust) are responsible for the overall management and supervision of the Fund’s affairs. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Fund, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2020. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Class II Trustee	Until 2020. Trustee since 2016.

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Class I Trustee	Until 2019. Trustee since 2014.

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Class II Trustee(3)	Until 2018. Trustee since 2014.

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Class I Trustee	Until 2019. Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management
(1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody
(1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

52

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Class II Trustee	Until 2020. Chairperson of the Board since 2016 and Trustee since 2003.

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm)
(1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Class III Trustee(3)	Until 2018. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Class III Trustee	Until 2018. Trustee since 2015.

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Class III Trustee	Until 2018. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Class I Trustee	Until 2019. Trustee since 2016.

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

53

Eaton Vance

Senior Floating-Rate Trust

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise. Each Trustee holds office until the annual meeting for the year in which his or her term expires and until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal.
(2)	During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	APS Trustee
(4)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

54

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

55

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

2025    10.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/16	10/31/17
Audit Fees	$95,704	$94,744
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$16,551	$18,299
All Other Fees(3)	$0	$0

Total	$112,255	$113,043

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/16	10/31/17
Registrant	$16,551	$18,299
Eaton Vance(1)	$56,434	$148,018

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. George J. Gorman (Chair), Valerie A. Mosley, William H. Park and Scott E. Wennerholm are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expect to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser of the Trust. Peter M. Campo, Scott H. Page and Craig P. Russ comprise the investment team responsible for the overall and day-to-day management of the Trust’s investments.

Mr. Campo is a Vice President of EVM and has been a portfolio manager of the Trust since January 2008. Mr. Page is a Vice President of EVM, has been a portfolio manager of the Trust since November 2003 and is Co-Director of EVM’s Floating-Rate Loan Group. Mr. Russ is a Vice President of EVM, has been a portfolio manager of the Trust since November 2003 and is Co-Director of EVM’s Floating-Rate Loan Group. Messrs. Campo, Page and Russ have managed other Eaton Vance portfolios for more than five years. This information is provided as of the date of filing this report.

The following table shows, as of the Trust’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Peter M. Campo
Registered Investment Companies	1	$913.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Scott H. Page
Registered Investment Companies	12	$28,396.1	0	$0
Other Pooled Investment Vehicles	12	$8,654.4	1	$2.4
Other Accounts	8	$5,145.5	0	$0
Craig P. Russ
Registered Investment Companies	8	$24,088.3	0	$0
Other Pooled Investment Vehicles	5	$6,567.3	0	$0
Other Accounts	9	$6,031.1	0	$0

The following table shows the dollar range of Trust shares beneficially owned by each portfolio manager as of the Trust’s most recent fiscal year end.

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Trust
Peter M. Campo	$1 - $10,000
Scott H. Page	$100,001 - $500,000
Craig P. Russ	$10,001 - $50,000

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Trust’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Trust and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Trust and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Trust. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual non-cash compensation consisting of options to purchase shares of Eaton Vance Corp.’s (“EVC’s”) nonvoting common stock, restricted shares of EVC’s nonvoting common stock and a Deferred Alpha Incentive Plan, which pays a deferred cash award tied to future excess returns in certain equity strategy portfolios. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017